Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,246,093	$ (26,990)	$ (155,240)	$ 1,137,756
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of overallotment units		(15,119)	58,062	(15,119)
Fair value of forfeited overallotment units		(79,071)		(79,071)
Gain from investments held in Trust Account	(3,658,699)	(245,281)	(227)	(2,440,752)
Changes in operating assets and liabilities:
Prepaid Assets	89,113	110,491	(311,118)	222,005
Accounts Payable	240,358	(671,304)	320,443	(610,509)
Accrued Expenses	738,110	26,888	22,470	251,549
Franchise Tax Liability	(141,284)	34,718	65,282	93,980
Income tax receivable/payable	(241,991)	22,163		230,681
Net cash used in operating activities	(1,728,300)	(843,505)	(328)	(1,209,480)
Cash Flows from Investing Activities:
Principal deposited in Trust Account		(15,150,000)	(151,500,000)	(15,150,000)
Cash withdrawn from Trust Account in connection with redemption	134,295,092
Payment of extension fee into Trust Account	(90,000)
Withdrawals from Trust Account	1,412,201			331,204
Net cash provided by (used in) investing activities	135,617,293	(15,150,000)	(151,500,000)	(14,818,796)
Cash Flows from Financing Activities:
Redemption of common stock	(134,295,092)
Proceeds from initial public offering, net of costs			147,500,000
Proceeds from partial exercise of overallotment option, net of costs		14,700,000		14,700,000
Proceeds from private placement related to partial exercise of overallotment option		450,000	5,800,000	450,000
Note payable – related party	90,000	(189,789)	45,000	(189,789)
Deferred offering costs paid			(25,000)
Proceeds from issuance of Class B common stock			25,000
Net cash provided by financing activities	(134,205,092)	14,960,211	153,345,000	14,960,211
Net Change in Cash	(316,099)	(1,033,294)	1,844,672	(1,068,065)
Cash – Beginning	776,607	1,844,672		1,844,672
Cash – Ending	460,508	811,378	1,844,672	776,607
Non-Cash investing and financing activities:
Deferred offering costs paid by Sponsor in exchange for note payable – related party			144,789
Waiver of deferred underwriting commissions payable	4,042,500	525,000	5,250,000	525,000
Deferred offering costs paid by Sponsor promissory note			355,391
Incentives to anchor investors			8,104,500
Re-measurement of carrying value of redeemable shares to redemption value			19,467,593	2,881,942
Re-measurement of carrying value of redeemable shares of Class A common stock to redemption value	2,843,505	1,220,990
Exercised portion of overallotment unit liability		158,141	$ 194,269	$ 158,141
Excise tax related to stock redemptions	$ 1,342,951